Leases - Additional Information (Detail) - Tyme Technologies, Inc. and Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lessee, Lease, Description [Line Items]
Rent expense	$ 62,000	$ 165,000
Estimated incremental borrowing rate to calculate present value of lease payments	11.00%
New Jersey | Office Space
Lessee, Lease, Description [Line Items]
Operating lease, expiration term	2023-02